Note 6 - Servicing (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Servicing Assets at Fair Value [Table Text Block]
	(in thousands)
	2022	2021	2020
Fair value at beginning of year	$1,868	$1,132	$1,061
Capitalized servicing rights – new loan sales	258	628	690
Disposals (amortization based on loan payments and payoffs)	(192)	(187)	(326)
Change in fair value	437	295	(293)
Fair value at end of year	$2,371	$1,868	$1,132